UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
10/31/15 (Unaudited)

COMMON STOCKS (61.7%)(a)
		Shares	Value

Basic materials (2.8%)

Air Products & Chemicals, Inc.		12,677	$1,761,849

Alcoa, Inc.		37,645	336,170

Axalta Coating Systems, Ltd.(NON)		62,880	1,737,374

Axiall Corp.		12,519	253,510

CF Industries Holdings, Inc.		35,387	1,796,598

Dow Chemical Co. (The)		88,958	4,596,460

E.I. du Pont de Nemours & Co.		70,036	4,440,282

Fortune Brands Home & Security, Inc.		71,101	3,720,715

Huntsman Corp.		11,198	147,478

Martin Marietta Materials, Inc.		3,150	488,723

Newmont Mining Corp.		35,026	681,606

Nucor Corp.		16,981	718,296

Packaging Corp. of America		18,408	1,260,028

PPG Industries, Inc.		26,338	2,746,000

Praxair, Inc.		10,045	1,115,899

Sealed Air Corp.		39,282	1,929,532

Sherwin-Williams Co. (The)		21,192	5,654,661

Smurfit Kappa Group PLC (Ireland)		24,819	707,487

Steel Dynamics, Inc.		6,389	118,005

Symrise AG (Germany)		32,929	2,169,677

Tronox, Ltd. Class A		8,095	50,270

			36,430,620
Capital goods (2.6%)

Allegion PLC (Ireland)		9,725	633,778

Bombardier, Inc. Class B (Canada)		3,591,545	3,900,271

Embraer SA ADR (Brazil)		925	27,167

Gaztransport Et Technigaz SA (France)		10,666	533,263

General Dynamics Corp.		26,517	3,939,896

HD Supply Holdings, Inc.(NON)		44,034	1,311,773

Hubbell, Inc. Class B		12,567	1,217,114

Northrop Grumman Corp.		59,359	11,144,652

Raytheon Co.		45,158	5,301,549

Staples, Inc.		51,655	670,998

United Technologies Corp.		44,016	4,331,615

			33,012,076
Communication services (3.4%)

American Tower Corp.(R)		72,984	7,461,154

AT&T, Inc.		208,482	6,986,232

Charter Communications, Inc. Class A(NON)		10,777	2,057,760

Comcast Corp. Class A		93,648	5,864,238

DISH Network Corp. Class A(NON)		48,620	3,061,601

Equinix, Inc.(R)		5,235	1,553,120

Level 3 Communications, Inc.(NON)		132,986	6,775,637

Liberty Global PLC Ser. C (United Kingdom)(NON)		120,286	5,128,995

Time Warner Cable, Inc.		25,593	4,847,314

			43,736,051
Communications equipment (0.7%)

Cisco Systems, Inc.		313,699	9,050,216

			9,050,216
Computers (3.1%)

Apple, Inc.		242,161	28,938,240

Castlight Health, Inc. Class B(NON)		197,306	998,368

EMC Corp.		211,050	5,533,731

HP, Inc.		122,561	3,304,245

Western Digital Corp.		9,735	650,493

			39,425,077
Conglomerates (0.8%)

Danaher Corp.		56,923	5,311,485

Tyco International PLC		146,460	5,337,002

			10,648,487
Consumer cyclicals (8.2%)

Advance Auto Parts, Inc.		14,411	2,859,575

Amazon.com, Inc.(NON)		24,262	15,185,586

Bed Bath & Beyond, Inc.(NON)		30,384	1,811,798

Brunswick Corp.		20,096	1,081,366

CaesarStone Sdot-Yam, Ltd. (Israel)		46,346	1,645,746

Ctrip.com International, Ltd. ADR (China)(NON)		31,501	2,928,648

Dollar General Corp.		33,673	2,282,019

Five Below, Inc.(NON)		85,146	2,923,914

Gap, Inc. (The)		66,038	1,797,554

GNC Holdings, Inc. Class A		14,364	427,329

Hanesbrands, Inc.		74,185	2,369,469

Hilton Worldwide Holdings, Inc.		120,763	3,017,867

Home Depot, Inc. (The)		53,183	6,575,546

Jarden Corp.(NON)(FWC)		26,018	1,165,606

Kimberly-Clark Corp.		28,945	3,465,006

Live Nation Entertainment, Inc.(NON)		154,523	4,215,387

Macy's, Inc.		38,329	1,954,012

Marriott International, Inc./MD Class A		30,103	2,311,308

MasterCard, Inc. Class A		46,336	4,586,801

Michaels Cos., Inc. (The)(NON)		35,331	826,039

NIKE, Inc. Class B		41,246	5,404,463

PayPal Holdings, Inc.(NON)		66,450	2,392,865

Penn National Gaming, Inc.(NON)		72,964	1,303,137

Priceline Group, Inc. (The)(NON)		3,541	5,149,464

PulteGroup, Inc.		49,808	912,981

RE/MAX Holdings, Inc. Class A		66,873	2,519,106

Rollins, Inc.		61,988	1,662,518

Tiffany & Co.		24,303	2,003,539

Time Warner, Inc.		59,991	4,519,722

TiVo, Inc.(NON)		36,132	328,079

TJX Cos., Inc. (The)		58,200	4,259,658

Vail Resorts, Inc.		12,941	1,477,474

Vulcan Materials Co.		3,503	338,320

Wal-Mart Stores, Inc.		42,173	2,413,983

Walt Disney Co. (The)		43,852	4,987,726

Wynn Resorts, Ltd.		27,612	1,931,459

			105,035,070
Consumer staples (5.5%)

Avon Products, Inc.		436,046	1,757,265

Blue Buffalo Pet Products, Inc.(NON)		93,577	1,678,771

Bright Horizons Family Solutions, Inc.(NON)		23,655	1,514,393

Coca-Cola Enterprises, Inc.		9,665	496,201

Costco Wholesale Corp.		26,749	4,229,552

Coty, Inc. Class A		250,831	7,261,557

CVS Health Corp.		66,449	6,563,832

Delivery Hero Holding GmbH (acquired 6/12/15 cost $446,716) (Private) (Germany)(F)(RES)(NON)		58	392,846

Edgewell Personal Care Co.		70,474	5,969,853

Groupon, Inc.(NON)		67,882	251,842

GrubHub, Inc.(NON)		41,647	998,695

JM Smucker Co. (The)		18,947	2,224,188

Kraft Heinz Co. (The)		36,698	2,861,343

Mead Johnson Nutrition Co.		12,821	1,051,322

Molson Coors Brewing Co. Class B		28,341	2,496,842

Mondelez International, Inc. Class A		91,329	4,215,747

Philip Morris International, Inc.		95,057	8,403,039

Pinnacle Foods, Inc.		27,249	1,201,136

Procter & Gamble Co. (The)		58,868	4,496,338

Restaurant Brands International LP (Units) (Canada)		173	6,859

Restaurant Brands International, Inc. (Canada)		47,352	1,901,656

Sally Beauty Holdings, Inc.(NON)		106,352	2,500,336

TreeHouse Foods, Inc.(NON)		8,668	742,328

Walgreens Boots Alliance, Inc.		53,199	4,504,891

Yum! Brands, Inc.		39,005	2,765,845

			70,486,677
Electronics (3.3%)

Agilent Technologies, Inc.		74,698	2,820,596

Analog Devices, Inc.		25,898	1,556,988

Avago Technologies, Ltd.		25,405	3,128,118

Cavium, Inc.(NON)		33,313	2,363,557

Honeywell International, Inc.		51,824	5,352,383

Intel Corp.		39,552	1,339,231

L-3 Communications Holdings, Inc.		130,936	16,550,310

Micron Technology, Inc.(NON)		47,281	782,973

ON Semiconductor Corp.(NON)		65,321	718,531

QUALCOMM, Inc.		54,152	3,217,712

Skyworks Solutions, Inc.		8,509	657,235

TE Connectivity, Ltd.		38,587	2,486,546

Texas Instruments, Inc.		28,069	1,592,074

			42,566,254
Energy (4.4%)

Anadarko Petroleum Corp.		90,546	6,055,716

Apache Corp.		44,998	2,120,756

Baker Hughes, Inc.		41,099	2,165,095

BG Group PLC (United Kingdom)		269,388	4,243,297

Cabot Oil & Gas Corp.		26,143	567,565

Chevron Corp.		23	2,090

Cimarex Energy Co.		5,722	675,539

Concho Resources, Inc.(NON)		1,771	205,277

ConocoPhillips		50,934	2,717,329

CONSOL Energy, Inc.		13,119	87,373

Devon Energy Corp.		23,473	984,223

Diamondback Energy, Inc.(NON)		5,412	399,622

EOG Resources, Inc.		31,930	2,741,191

Exxon Mobil Corp.		135,159	11,183,056

FMC Technologies, Inc.(NON)		20,436	691,350

Frank's International NV (Netherlands)		17,007	291,840

Genel Energy PLC (United Kingdom)(NON)		330,724	1,299,457

Gulfport Energy Corp.(NON)		4,798	146,195

Halliburton Co.		31,040	1,191,315

Marathon Oil Corp.		156,114	2,869,375

MarkWest Energy Partners LP		44,014	1,922,532

Oceaneering International, Inc.		6,405	269,138

Pioneer Natural Resources Co.		15,357	2,106,059

Plains All American Pipeline LP		8,580	272,158

Schlumberger, Ltd.		26,667	2,084,293

Suncor Energy, Inc. (Canada)		169,670	5,044,289

Total SA ADR (France)		70,160	3,383,817

Weatherford International PLC(NON)		60,562	620,155

			56,340,102
Financials (10.3%)

AllianceBernstein Holding LP (Partnership shares)		90,309	2,324,554

Altisource Residential Corp.(R)		21,190	304,924

American Express Co.		24,685	1,808,423

American International Group, Inc.		118,456	7,469,835

Ameriprise Financial, Inc.		22,784	2,628,362

Assured Guaranty, Ltd.		133,883	3,673,750

AvalonBay Communities, Inc.(R)		11,236	1,964,390

Bank of America Corp.		658,309	11,046,425

Bank of New York Mellon Corp. (The)		136,224	5,673,730

Berkshire Hathaway, Inc. Class B(NON)		4,735	644,055

Boston Properties, Inc.(R)		15,333	1,929,658

Carlyle Group LP (The)		92,535	1,734,106

CBRE Group, Inc. Class A(NON)		12,272	457,500

Charles Schwab Corp. (The)		227,734	6,950,442

Citigroup, Inc.		155,368	8,260,917

E*Trade Financial Corp.(NON)		28,920	824,509

Equity Lifestyle Properties, Inc.(R)		18,063	1,092,450

Essex Property Trust, Inc.(R)		5,582	1,230,496

Federal Realty Investment Trust(R)		6,087	873,424

Gaming and Leisure Properties, Inc.(R)		61,778	1,802,064

General Growth Properties(R)		58,849	1,703,679

Genworth Financial, Inc. Class A(NON)		360,286	1,686,138

Hartford Financial Services Group, Inc. (The)		98,128	4,539,401

Invesco, Ltd.		43,961	1,458,186

JPMorgan Chase & Co.		225,727	14,502,960

KKR & Co. LP		206,990	3,549,879

MetLife, Inc.		16,769	844,822

Oaktree Capital Group, LLC (Units)		10,806	538,787

Oportun Financial Corp. (acquired 6/23/15, cost $386,984) (Private)(F)(RES)(NON)		135,784	348,286

Pebblebrook Hotel Trust(R)		12,333	421,542

Plum Creek Timber Co., Inc.(R)		11,744	478,451

Prudential PLC (United Kingdom)		172,777	4,032,779

Public Storage(R)		5,470	1,255,146

Seritage Growth Properties(NON)(R)		4,327	182,297

Simon Property Group, Inc.(R)		11,314	2,279,318

U.S. Bancorp		151,934	6,408,576

Visa, Inc. Class A		115,685	8,974,842

Vornado Realty Trust(R)		8,097	814,153

Wells Fargo & Co.		290,691	15,738,011

			132,451,267
Health care (8.3%)

Abbott Laboratories		50,851	2,278,125

Aetna, Inc.		10,145	1,164,443

Allergan PLC(NON)		34,659	10,691,262

AMAG Pharmaceuticals, Inc.(NON)		21,442	857,680

Amgen, Inc.		58,385	9,235,339

Anthem, Inc.		15,136	2,106,174

Becton Dickinson and Co.		9	1,283

Biogen, Inc.(NON)		17,151	4,982,537

Boston Scientific Corp.(NON)		108,661	1,986,323

Bristol-Myers Squibb Co.		117,282	7,734,748

C.R. Bard, Inc.		17,949	3,344,796

Cardinal Health, Inc.		34,240	2,814,528

Celgene Corp.(NON)		59,972	7,359,164

Cigna Corp.		22,626	3,032,789

Cooper Cos., Inc. (The)		7,232	1,101,868

DexCom, Inc.(NON)		6,140	511,585

Diplomat Pharmacy, Inc.(NON)		21,572	606,389

Edwards Lifesciences Corp.(NON)		12,922	2,030,692

Eli Lilly & Co.		61,482	5,015,087

Express Scripts Holding Co.(NON)		19,333	1,669,985

Gilead Sciences, Inc.		91,576	9,902,113

Henry Schein, Inc.(NON)		6,956	1,055,295

HTG Molecular Diagnostics, Inc.(NON)		8,028	42,308

Jazz Pharmaceuticals PLC(NON)		6,444	884,632

Johnson & Johnson		39,446	3,985,229

McKesson Corp.		4,245	759,006

Medtronic PLC		24,359	1,800,617

Merck & Co., Inc.		72,313	3,952,629

Mylan NV(NON)		54,707	2,412,032

Perrigo Co. PLC		17,772	2,803,355

Pfizer, Inc.		135,619	4,586,635

Press Ganey Holdings, Inc.(NON)		20,837	653,032

Service Corporation International		40,077	1,132,576

St. Jude Medical, Inc.		27,844	1,776,726

Stryker Corp.		3,560	340,407

TESARO, Inc.(NON)		28,248	1,284,437

Ventas, Inc.(R)		26,100	1,402,092

			107,297,918
Semiconductor (0.2%)

Lam Research Corp.		37,869	2,900,387

			2,900,387
Software (2.1%)

Activision Blizzard, Inc.		55,661	1,934,776

Adobe Systems, Inc.(NON)		45,183	4,005,925

Microsoft Corp.		356,086	18,744,367

Tencent Holdings, Ltd. (China)		80,681	1,514,154

TubeMogul, Inc.(NON)		48,896	584,307

			26,783,529
Technology services (3.5%)

Alibaba Group Holding, Ltd. ADR (China)(NON)		17,898	1,500,389

Alphabet, Inc. Class A(NON)		121	89,224

Alphabet, Inc. Class C(NON)		29,961	21,296,578

Facebook, Inc. Class A(NON)		126,219	12,870,551

Fidelity National Information Services, Inc.		23,522	1,715,224

Salesforce.com, Inc.(NON)		60,604	4,709,537

Yahoo!, Inc.(NON)		72,600	2,586,012

			44,767,515
Transportation (1.0%)

American Airlines Group, Inc.		79,012	3,651,935

Genesee & Wyoming, Inc. Class A(NON)		21,126	1,417,555

Golar LNG, Ltd. (Norway)		6,158	178,644

Union Pacific Corp.		85,657	7,653,453

			12,901,587
Utilities and power (1.5%)

American Electric Power Co., Inc.		25,095	1,421,632

American Water Works Co., Inc.		24,136	1,384,441

Calpine Corp.(NON)		162,482	2,520,096

Edison International		19,119	1,157,082

Exelon Corp.		118,114	3,297,743

NextEra Energy Partners LP		27,157	713,143

NextEra Energy, Inc.		17,616	1,808,459

NRG Energy, Inc.		199,615	2,573,037

PG&E Corp.		54,748	2,923,543

Sempra Energy		19,625	2,009,796

			19,808,972

Total common stocks (cost $745,631,547)			$793,641,805

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)

Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, November 1, 2045		$11,000,000	$11,528,516
3s, TBA, November 1, 2045		7,000,000	7,151,484

			18,680,000
U.S. Government Agency Mortgage Obligations (5.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035		2,704	3,099
4s, with due dates from July 1, 2042 to June 1, 2043		6,105,265	6,508,726
3 1/2s, with due dates from December 1, 2042 to March 1, 2045		4,054,437	4,235,832
3s, March 1, 2043		797,773	806,779

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038		3,597,194	4,056,869
5s, with due dates from August 1, 2033 to January 1, 2039		959,854	1,061,314
4 1/2s, TBA, November 1, 2045		21,000,000	22,755,470
4s, with due dates from May 1, 2044 to September 1, 2045(FWC)		3,159,608	3,394,717
4s, TBA, November 1, 2045		5,000,000	5,323,047
3 1/2s, with due dates from May 1, 2043 to March 1, 2045		4,254,859	4,436,784
3s, with due dates from February 1, 2043 to May 1, 2043		1,699,029	1,720,926
3s, TBA, December 1, 2045		8,000,000	8,069,375
3s, TBA, November 1, 2045		14,000,000	14,152,032

			76,524,970

Total U.S. government and agency mortgage obligations (cost $95,055,869)			$95,204,970

U.S. TREASURY OBLIGATIONS (13.8%)(a)
		Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043		$2,220,000	$2,594,348
2 3/4s, August 15, 2042		8,240,000	7,980,440

U.S. Treasury Notes
2 3/8s, August 15, 2024		910,000	930,233
2s, November 30, 2020(SEGSF)		31,370,000	32,004,508
1 3/4s, May 31, 2016		7,930,000	7,995,051
1 3/8s, September 30, 2018		29,620,000	29,914,349
1 1/8s, December 31, 2019		24,210,000	23,934,045
1s, August 31, 2016		13,290,000	13,352,608
0 3/4s, March 31, 2018		39,130,000	38,982,042
0 3/4s, December 31, 2017		3,470,000	3,464,307
0 3/4s, October 31, 2017		16,500,000	16,494,844
2.000%, February 15, 2025(i)		197,000	195,534

Total U.S. treasury obligations (cost $177,172,054)			$177,842,309

CORPORATE BONDS AND NOTES (14.7%)(a)
		Principal amount	Value

Basic materials (0.8%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		$310,000	$291,710

Agrium, Inc. sr. unsec. unsub. notes 7 1/8s, 2036 (Canada)		365,000	449,360

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)		400,000	439,000

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		330,000	329,723

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		408,000	401,770

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		78,000	90,890

Corp Nacional del Cobre de Chile 144A sr. unsec. unsub. notes 3 7/8s, 2021 (Chile)		500,000	505,221

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		215,000	208,818

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		200,000	221,926

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025		235,000	233,690

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		850,000	1,122,312

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		941,000	743,390

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		638,000	494,450

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		682,000	572,369

International Paper Co. sr. unsec. notes 8.7s, 2038		10,000	13,660

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		515,000	445,690

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021		200,000	202,905

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043		188,000	197,420

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033		77,000	80,056

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		168,000	177,213

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		180,000	223,245

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030		1,265,000	1,673,914

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		187,000	244,487

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		553,000	690,574

			10,053,793
Capital goods (0.3%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		125,000	130,781

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		767,000	1,037,228

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035		328,000	339,681

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025		327,000	334,847

Northrop Grumman Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2026		265,000	352,435

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		975,000	1,234,580

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		240,000	266,809

United Technologies Corp. sr. unsec. notes 5.7s, 2040		100,000	119,511

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		225,000	229,916

			4,045,788
Communication services (1.3%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)		200,000	226,930

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)		280,000	282,465

American Tower Corp. sr. unsec. notes 4s, 2025(R)		335,000	331,054

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)		735,000	759,667

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046		122,000	112,015

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025		123,000	119,357

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		240,000	237,348

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045		714,000	740,412

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025		356,000	361,868

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		645,000	896,627

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		268,000	341,980

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		30,000	32,288

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		313,000	330,998

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		710,000	766,754

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		70,000	90,619

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		380,000	487,412

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		53,000	56,949

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		95,000	130,666

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		215,000	202,544

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		1,125,000	1,166,790

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)		275,000	271,857

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026		610,000	835,412

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)		1,000,000	1,005,000

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		845,000	943,003

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)		1,000,000	1,051,453

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		355,000	425,799

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)		5,200	139,880

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034		270,000	271,906

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048		1,309,000	1,175,907

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		595,000	559,260

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		770,000	951,601

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030		980,000	1,240,437

			16,546,258
Consumer cyclicals (1.6%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		190,000	254,338

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024		1,045,000	1,312,603

Autonation, Inc. company guaranty sr. unsec. notes 4 1/2s, 2025		330,000	337,962

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		847,000	925,031

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044		705,000	636,401

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		1,187,000	1,529,358

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		625,000	597,039

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		579,000	641,718

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		135,000	198,491

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043		1,290,000	1,562,755

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		24,000	30,805

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		200,000	250,585

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		795,000	906,204

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		830,000	821,727

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022		685,000	668,895

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025		395,000	401,985

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025		250,000	245,118

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		185,000	191,475

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)		300,000	328,219

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)		355,000	320,165

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		460,000	604,617

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		320,000	357,023

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		150,000	161,071

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		200,000	186,218

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		356,000	347,990

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		435,000	493,725

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		781,000	930,729

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.7s, 2034		310,000	346,945

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		123,000	144,285

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		70,000	64,283

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028		78,000	95,160

McGraw Hill Financial, Inc. 144A company guaranty sr. unsec. notes 4.4s, 2026		670,000	685,758

Nordstrom, Inc. sr. unsec. notes 5s, 2044		310,000	332,737

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022		435,000	443,877

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023		195,000	198,984

Owens Corning company guaranty sr. unsec. notes 9s, 2019		880,000	1,035,092

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025		164,000	163,353

QVC, Inc. company guaranty sr. notes 4.85s, 2024		390,000	381,275

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044		460,000	438,913

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		520,000	668,708

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043		450,000	422,395

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		175,000	178,938

			20,842,950
Consumer staples (1.0%)

Anheuser-Busch Cos., Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2018		885,000	957,905

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		165,000	233,083

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		495,000	533,923

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021		855,000	1,098,957

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019		297,000	339,135

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022		715,000	779,331

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032		665,831	813,050

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		666,867	680,677

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022		820,000	1,051,375

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		1,434,000	1,762,917

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042		553,000	593,719

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024		211,000	213,514

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)		350,000	316,941

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039		625,000	779,252

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		309,000	371,712

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		535,000	637,545

McDonald's Corp. sr. unsec. notes 5.7s, 2039		600,000	678,269

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		180,000	158,163

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042		200,000	202,303

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		134,000	136,831

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044		191,000	200,132

			12,538,734
Energy (0.9%)

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)		250,000	264,520

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		225,000	206,650

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		205,000	229,232

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024		575,000	504,791

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		227,000	200,044

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		57,000	50,160

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		388,000	443,827

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		1,070,000	1,329,871

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		315,000	291,202

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		175,000	191,476

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		220,000	246,010

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		390,000	252,513

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		825,000	671,344

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		355,000	354,113

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.85s, 2115 (Brazil)		925,000	633,625

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)		300,000	211,680

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)		180,000	131,175

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)		535,000	512,889

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		760,000	669,486

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		580,000	622,266

Spectra Energy Capital, LLC sr. notes 8s, 2019		820,000	952,331

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		480,000	536,569

Tosco Corp. sr. unsec. notes 8 1/8s, 2030		600,000	827,789

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037		245,000	176,400

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)		405,000	377,978

Williams Partners LP sr. unsec. notes 5.4s, 2044		323,000	255,026

Williams Partners LP sr. unsec. notes 4.3s, 2024		322,000	288,422

			11,431,389
Financials (6.3%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039		747,000	960,721

Aflac, Inc. sr. unsec. notes 6.45s, 2040		314,000	384,388

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022		410,000	405,796

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		310,000	300,739

American Express Co. sr. unsec. notes 7s, 2018		650,000	729,695

American International Group, Inc. jr. sub. FRB 8.175s, 2058		856,000	1,129,920

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042		1,150,000	1,046,217

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		720,000	699,300

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		525,000	620,187

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)		550,000	571,313

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)		135,000	144,956

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		400,000	399,990

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		644,000	649,635

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017		315,000	330,489

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		1,724,000	2,266,426

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017		500,000	541,410

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018		331,000	370,281

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		703,000	687,405

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)		100,000	114,500

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)		370,000	396,121

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)		810,000	835,695

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)		1,213,000	1,312,821

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022		1,020,000	1,067,935

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023		462,000	452,079

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025		295,000	294,998

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		805,000	824,469

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		257,000	261,439

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026		708,000	711,081

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity		956,000	922,540

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity		402,000	400,995

Citigroup, Inc. sr. unsec. sub. FRN 0.603s, 2016		123,000	122,512

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		345,000	366,563

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)		250,000	260,841

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands unsec. sub. notes 5 1/4s, 2045 (Netherlands)		285,000	299,787

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)		718,000	893,013

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)		255,000	252,168

Credit Suisse AG/New York, NY sr. unsec. notes 5.3s, 2019		475,000	528,574

Credit Suisse Group AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)		729,000	798,504

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		302,000	366,072

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)		985,000	959,085

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)		1,117,000	1,155,360

EPR Properties unsec. notes 5 1/4s, 2023(R)		345,000	347,336

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		300,000	292,500

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity		217,000	199,369

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023		425,000	447,535

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)		1,521,000	1,578,476

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067		355,000	379,673

General Electric Capital Corp. company guaranty jr. unsec. sub. FRN Ser. A, 7 1/8s, 2049		900,000	1,057,500

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032		441,000	578,344

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		805,000	938,093

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		282,000	340,402

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		1,495,000	1,887,660

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		1,230,000	1,365,499

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		555,000	539,874

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		1,005,000	1,056,236

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)		250,000	243,058

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5 5/8s, 2035 (United Kingdom)		250,000	286,549

HSBC Bank USA, NA unsec. sub. notes 7s, 2039		342,000	439,660

HSBC Holdings PLC unsec. sub. notes 6 1/2s, 2036 (United Kingdom)		800,000	967,203

HSBC Holdings PLC unsec. sub. notes 4 1/4s, 2025 (United Kingdom)		910,000	914,220

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024		105,000	106,377

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		2,225,000	2,446,072

ING Groep NV jr. unsec. sub. FRN 6s, perpetual maturity (Netherlands)		640,000	639,200

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		275,000	299,063

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity		780,000	810,420

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017		1,250,000	1,352,820

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		555,000	648,934

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		785,000	920,413

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		340,000	426,160

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)		100,000	95,820

Lloyds Bank PLC company guaranty sr. unsec. unsub. notes 2.7s, 2020 (United Kingdom)		220,000	222,184

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)		530,000	538,998

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		1,290,000	1,924,256

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.097s, 2026		275,000	237,005

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037		600,000	697,700

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037		2,564,000	3,179,360

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)		285,000	289,580

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031		415,000	541,441

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045		840,000	733,950

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		1,300,000	1,401,050

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		370,000	403,863

Pacific LifeCorp 144A sr. notes 6s, 2020		365,000	411,635

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025		140,000	140,900

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022		213,000	229,937

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		1,939,000	1,948,695

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043		359,000	375,155

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044		1,153,000	1,145,794

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		1,045,000	1,101,805

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)		1,815,000	1,901,213

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)		425,000	435,755

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)		1,510,000	1,649,675

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)		1,100,000	1,110,982

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		630,000	658,259

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		290,000	293,931

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		290,000	291,220

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)		725,000	778,657

Standard Chartered PLC 144A jr. sub. FRB 7.014s, perpetual maturity (United Kingdom)		600,000	648,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.337s, 2037		2,021,000	1,631,958

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)		825,000	838,585

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039		263,000	330,427

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)		570,000	595,650

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026		295,000	391,594

UBS AG/Stamford, CT jr. unsec. sub. notes 7 5/8s, 2022		2,640,000	3,053,371

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017		1,060,000	1,151,635

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		580,000	610,450

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		710,000	789,839

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		1,050,000	1,059,361

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037		214,000	218,280

			81,402,636
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)		4,000,000	5,464,000

			5,464,000
Health care (0.3%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025		194,000	190,707

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)		373,000	356,704

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)		186,000	184,800

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		95,000	117,971

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042		205,000	200,008

HCA, Inc. company guaranty sr. notes 5s, 2024		430,000	442,900

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		659,000	670,003

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2026(R)		510,000	530,400

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)		145,000	138,475

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		121,000	129,311

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		300,000	310,854

			3,272,133
Technology (0.2%)

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045		297,000	295,914

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		421,000	389,316

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024		215,000	223,345

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		948,000	974,455

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		162,000	181,845

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		245,000	243,163

			2,308,038
Transportation (0.2%)

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7 1/8s, 2020		265,000	308,063

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		605,000	669,511

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040		145,000	166,771

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		67,984	70,275

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		112,941	116,188

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043		85,000	77,479

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		390,000	433,880

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		601,089	671,717

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026		225,000	226,406

			2,740,290
Utilities and power (1.4%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		510,000	579,122

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		138,000	143,209

Beaver Valley II Funding Corp. sr. bonds 9s, 2017		35,000	37,450

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033		595,000	711,423

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042		220,000	217,207

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		450,000	459,264

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)		365,000	382,313

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		685,000	728,155

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032		490,000	546,211

Kinder Morgan Energy Partners, LP company guaranty sr. unsec. notes 6 1/2s, 2020		235,000	255,664

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)		360,000	356,940

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		784,000	991,333

Electricite de France (EDF) 144A sr. unsec. notes 6s, 2114 (France)		200,000	201,123

Electricite de France (EDF) 144A sr. unsec. unsub. notes 5.6s, 2040 (France)		640,000	701,172

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)		252,000	250,110

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)		360,000	393,798

Energy Transfer Partners LP sr. unsec. unsub. notes 7.6s, 2024		470,000	528,226

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		766,000	714,943

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		240,000	238,830

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		370,000	334,661

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044		1,120,000	1,151,067

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)		185,000	227,566

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		365,000	398,344

Kansas Gas and Electric Co. bonds 5.647s, 2021		200,028	202,028

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044		179,000	147,064

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021		420,000	394,199

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022		445,000	540,749

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022		441,000	461,787

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		418,000	524,661

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037		140,000	165,411

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016		331,000	342,250

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		145,000	152,331

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		656,000	559,240

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		889,000	1,081,356

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)		1,145,000	950,350

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067		1,945,000	1,628,938

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		210,000	209,289

			17,907,784

Total corporate bonds and notes (cost $181,553,010)			$188,553,793

MORTGAGE-BACKED SECURITIES (1.3%)(a)
		Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.711s, 2049		$2,500,000	$2,622,203
Ser. 14-GC21, Class AS, 4.026s, 2047		508,000	534,121

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.645s, 2044		500,000	552,700
FRB Ser. 14-CR18, Class C, 4.738s, 2047		3,089,000	3,158,913
FRB Ser. 13-CR13, Class AM, 4.449s, 2023		614,000	666,455
Ser. 12-LC4, Class AM, 4.063s, 2044		730,000	779,224
Ser. 12-CR1, Class AM, 3.912s, 2045		1,046,000	1,107,184

Federal Home Loan Mortgage Corporation
FRB Ser. T-56, Class A, IO, 0.524s, 2043		3,825,652	64,259
FRB Ser. T-56, Class 2, IO, zero %, 2043		5,585,901	—

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.304s, 2045		1,139,454	10,816

FIRSTPLUS Home Loan Owner Trust 1997-3 Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		194,241	19

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.946s, 2032		87,834	78,611

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 12-C6, Class D, 5.198s, 2045		772,000	809,982
Ser. 04-LN2, Class A2, 5.115s, 2041		26,129	26,158
FRB Ser. 13-C13, Class C, 4.056s, 2046		450,000	448,911

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.665s, 2045		524,000	519,232

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		277,161	288,443
Ser. 98-C4, Class H, 5.6s, 2035		665,883	684,920

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AM, 5.886s, 2046		935,000	955,215

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.525s, 2045		1,794,000	1,919,759

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028		77,801	8,461

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		2,153,293	538,323

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.822s, 2045		13,070,231	1,170,467

WF-RBS Commercial Mortgage Trust Ser. 14-C19, Class C, 4.646s, 2047		394,000	402,550

Total mortgage-backed securities (cost $17,297,463)			$17,346,926

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,057) (Private)(F)(RES)(NON)		371	$952

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,210) (Private)(F)(RES)(NON)		6,416	18,189

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $47,464) (Private)(F)(RES)(NON)		9,325	42,718

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $68,847) (Private)(F)(RES)(NON)		13,526	61,963

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $38,611) (Private)(F)(RES)(NON)		7,033	34,750

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $116,544) (Private)(F)(RES)(NON)		15,175	104,890

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $326,895) (Private)(F)(RES)(NON)		114,700	294,206

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $413,355) (Private)(F)(RES)(NON)		145,037	372,020

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $633,655) (Private)(F)(RES)(NON)		222,546	570,290

Total convertible preferred stocks (cost $1,666,638)			$1,499,978

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$215,000	$304,625

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		350,000	471,478

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		275,000	308,822

Total municipal bonds and notes (cost $841,378)			$1,084,925

SHORT-TERM INVESTMENTS (6.2%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.15%(AFF)	Shares	79,038,481	$79,038,481

SSgA Prime Money Market Fund Class N 0.09%(P)	Shares	110,000	110,000

U.S. Treasury Bills 0.16%, February 11, 2016		$109,000	108,975

U.S. Treasury Bills 0.17%, February 18, 2016		130,000	129,971

Total short-term investments (cost $79,387,367)			$79,387,427

TOTAL INVESTMENTS

Total investments (cost $1,298,605,326)(b)			$1,354,562,133

FORWARD CURRENCY CONTRACTS at 10/31/15 (aggregate face value $47,494,361) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/16/15	$2,766,409	$2,848,463	$(82,054)
Barclays Bank PLC
	Canadian Dollar	Sell	1/20/16	875,231	864,774	(10,457)
Citibank, N.A.
	Euro	Sell	12/16/15	4,004,691	4,122,235	117,544
Credit Suisse International
	British Pound	Sell	12/16/15	8,273,825	8,216,543	(57,282)
	Canadian Dollar	Sell	1/20/16	1,877,057	1,854,415	(22,642)
	Euro	Sell	12/16/15	2,401,185	2,471,883	70,698
Deutsche Bank AG
	British Pound	Sell	12/16/15	6,647,913	6,601,762	(46,151)
	Euro	Sell	12/16/15	2,262,645	2,329,119	66,474
HSBC Bank USA, National Association
	British Pound	Sell	12/16/15	86,004	85,409	(595)
	Euro	Sell	12/16/15	2,591,445	2,667,579	76,134
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/20/16	4,339,920	4,288,714	(51,206)
	Euro	Sell	12/16/15	714,711	735,705	20,994
State Street Bank and Trust Co.
	Euro	Buy	12/16/15	2,340,884	2,411,148	(70,264)
	Israeli Shekel	Sell	1/20/16	2,192,234	2,160,885	(31,349)
UBS AG
	Euro	Sell	12/16/15	2,702,476	2,782,240	79,764
WestPac Banking Corp.
	Canadian Dollar	Sell	1/20/16	3,090,715	3,053,487	(37,228)

Total						$22,380

TBA SALE COMMITMENTS OUTSTANDING at 10/31/15 (proceeds receivable $23,639,844) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3 1/2s, November 1, 2045	$4,000,000	11/12/45	$4,153,438
Federal National Mortgage Association, 4s, November 1, 2045	2,000,000	11/12/45	2,129,219
Federal National Mortgage Association, 3 1/2s, November 1, 2045	3,000,000	11/12/45	3,122,578
Federal National Mortgage Association, 3s, November 1, 2045	14,000,000	11/12/45	14,152,031

Total			$23,557,266

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	24,187	$—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	$(91,204)

Total		$—	$(91,204)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,286,437,111.
(b)	The aggregate identified cost on a tax basis is $1,301,838,036, resulting in gross unrealized appreciation and depreciation of $111,171,829 and $58,447,732, respectively, or net unrealized appreciation of $52,724,097.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,241,110, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$48,223,912	$97,761,388	$66,946,819	$23,151	$79,038,481
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $60,407,477 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities (equities in this case).
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $361,994 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,223 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$33,553,456	$2,877,164	$—
Capital goods	32,478,813	533,263	—
Communication services	43,736,051	—	—
Conglomerates	10,648,487	—	—
Consumer cyclicals	105,035,070	—	—
Consumer staples	70,093,831	—	392,846
Energy	50,797,348	5,542,754	—
Financials	128,070,202	4,032,779	348,286
Health care	107,297,918	—	—
Technology	163,978,824	1,514,154	—
Transportation	12,901,587	—	—
Utilities and power	19,808,972	—	—
Total common stocks	778,400,559	14,500,114	741,132
Convertible preferred stocks	$—	$—	$1,499,978
Corporate bonds and notes	—	187,958,143	595,650
Mortgage-backed securities	—	16,808,584	538,342
Municipal bonds and notes	—	1,084,925	—
U.S. government and agency mortgage obligations	—	95,204,970	—
U.S. treasury obligations	—	177,842,309	—
Short-term investments	79,148,481	238,946	—

Totals by level	$857,549,040	$493,637,991	$3,375,102

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$22,380	$—
TBA sale commitments	—	(23,557,266)	—
Total return swap contracts	—	(91,204)	—

Totals by level	$—	$(23,626,090)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$431,608	$409,228
Equity contracts	—	91,204

Total	$431,608	$500,432

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$47,800,000
OTC total return swap contracts (notional)		$2,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	—	—	117,544	70,698	66,474	76,134	20,994	—	79,764	—	431,608

	Total Assets	$—	$—	$117,544	$70,698	$66,474	$76,134	$20,994	$—	$79,764	$—	$431,608

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	—	91,204	—	—	—	91,204
	Forward currency contracts#	82,054	10,457	—	79,924	46,151	595	51,206	101,613	—	37,228	409,228

	Total Liabilities	$82,054	$10,457	$—	$79,924	$46,151	$595	$142,410	$101,613	$—	$37,228	$500,432

	Total Financial and Derivative Net Assets	$(82,054)	$(10,457)	$117,544	$(9,226)	$20,323	$75,539	$(121,416)	$(101,613)	$79,764	$(37,228)	$(68,824)
	Total collateral received (pledged)##†	$—	$—	$110,000	$—	$—	$—	$(11,223)	$195,534	$—	$—
	Net amount	$(82,054)	$(10,457)	$7,544	$(9,226)	$20,323	$75,539	$(110,193)	$(297,147)	$79,764	$(37,228)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015